Contingency and Capital Commitments (Tables)	6 Months Ended
Sep. 30, 2025
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at September 30, 2025 and March 31, 2025.

	At September 30, 2025	At March 31, 2025

	(In millions)
Loan commitments	¥96,018,855	¥91,810,227
Financial guarantees and other credit-related contingent liabilities	15,559,988	15,139,799

Total	¥111,578,843	¥106,950,026